17. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

2017 IN MILLIONS OF USD	BUILDINGS & LEASEHOLD IMPROVEMENTS	FURNITURE FIXTURES	COMPUTER HARDWARE	VEHICLES	WORK IN PROGRESS	TOTAL
AT COST
Balance at January 1	226.6	182.2	28.1	3.8	20.0	460.7

Additions (note 18)	13.4	8.4	6.5	0.5	47.5	76.3
Disposals	(20.8)	(10.7)	(0.5)	(0.3)	–	(32.3)
Reclassification within classes	29.3	12.7	5.6	0.1	(47.7)	–
Reclassification to intangible assets	–	–	(1.0)	–	–	(1.0)
Currency translation adjustments	2.7	1.7	0.2	–	0.3	4.9
Balance at December 31	251.2	194.3	38.9	4.1	20.1	508.6

ACCUMULATED DEPRECIATION
Balance at January 1	(98.6)	(80.5)	(18.0)	(2.7)	–	(199.8)

Additions (note 12)	(31.8)	(27.6)	(4.7)	(0.4)	–	(64.5)
Disposals	18.2	9.6	0.4	0.3	–	28.5
Reclassification within classes	(2.1)	2.6	(0.5)	–	–	–
Currency translation adjustments	(1.6)	(1.2)	(0.2)	(0.1)	–	(3.1)
Balance at December 31	(115.9)	(97.1)	(23.0)	(2.9)	–	(238.9)

IMPAIRMENT
Balance at January 1	(3.3)	(1.3)	–	–	–	(4.6)

Impairment (note 12)	(0.2)	–	–	–	–	(0.2)
Currency translation adjustments	–	–	–	–	–	–
Balance at December 31	(3.5)	(1.3)	–	–	–	(4.8)

CARRYING AMOUNT
At December 31, 2017	131.8	95.9	15.9	1.2	20.1	264.9

2016 IN MILLIONS OF USD	BUILDINGS & LEASEHOLD IMPROVEMENTS	FURNITURE FIXTURES	COMPUTER HARDWARE	VEHICLES	WORK IN PROGRESS	TOTAL
AT COST
Balance at January 1	183.8	151.1	21.1	3.5	27.8	387.3

Additions (note 18)	13.5	6.9	2.5	0.3	69.2	92.4
Disposals	(10.5)	(8.6)	–	–	(1.6)	(20.7)
Reclassification within classes	39.0	32.1	4.3	–	(75.4)	–
Currency translation adjustments	0.8	0.7	0.2	–	–	1.7
Balance at December 31	226.6	182.2	28.1	3.8	20.0	460.7

ACCUMULATED DEPRECIATION
Balance at January 1	(75.1)	(63.0)	(15.2)	(2.3)	–	(155.6)
	–
Additions (note 12)	(32.7)	(25.4)	(2.9)	(0.4)	–	(61.4)
Disposals	9.6	8.3	0.3	–	–	18.2
Currency translation adjustments	(0.4)	(0.4)	(0.2)	–	–	(1.0)
Balance at December 31	(98.6)	(80.5)	(18.0)	(2.7)	–	(199.8)

IMPAIRMENT
Balance at January 1	(2.7)	(1.7)	–	–	(0.1)	(4.5)

Disposals	–	0.4	–	–	0.1	0.5
Currency translation adjustments	(0.6)	–	–	–	–	(0.6)
Balance at December 31	(3.3)	(1.3)	–	–	–	(4.6)

CARRYING AMOUNT
At December 31, 2016	124.7	100.4	10.1	1.1	20.0	256.3